Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 34,668	$ 26,725
Restricted cash	5,545	2,568
Notes receivable	7,340	7,496
Accounts receivable, net	127,300	97,698
Prepayments and other current assets, net	29,684	14,537
Total Current Assets	205,238	149,105
Property and equipment, net	59,968	41,069
Intangible assets, net	11,413	12,160
Operating lease right-of-use assets, net	9,918	18,020
Long-term investments	1,900	1,913
Deposits for investment	10,573	8,471
Deferred tax assets	1,434	6,247
Other non-current assets	9,686	28,853
Total Assets	310,130	265,838
Current Liabilities
Notes payable	14,907	8,471
Accounts payable	88,734	60,584
Short-term bank loans	39,401	36,130
Salary and welfare payables	3,047	4,636
Accrued expenses and other current liabilities	7,673	16,258
Operating lease liabilities, current	4,218	6,315
Tax payables	3,017	2,278
Total Current Liabilities	162,684	136,376
Long-term bank loans	16,390
Operating lease liabilities, non-current	4,719	10,899
Deferred tax liabilities	53	4,254
Other non-current liabilities	2,838	1,996
Total Liabilities	186,684	153,525
Commitments and Contingencies
Equity
Additional paid-in capital	83,762	83,762
Statutory reserves	5,959	4,854
Retained earnings	36,462	26,689
Accumulated other comprehensive loss	(9,047)	(7,366)
Total Shengfeng Development Limited’s Shareholders’ Equity	117,144	107,947
Non-controlling Interests	6,302	4,366
Total Equity	123,446	112,313
Total Liabilities and Equity	310,130	265,838
Related Party
Current Assets:
Due from related parties	701	81
Current Liabilities
Due to related parties	1,687	1,704
Class A Ordinary Share
Equity
Ordinary share value	4	4
Class B Ordinary Share
Equity
Ordinary share value	$ 4	$ 4